Operating Lease Liabilities (Details) - Schedule of maturity analysis of operating lease liabilities	12 Months Ended
Jun. 30, 2021 USD ($)
Villas [Member]
Operating Lease Liabilities (Details) - Schedule of maturity analysis of operating lease liabilities [Line Items]
Discount rate at commencement	4.1239%
One year
Two years	766,242
Three years
Four years
Five years
Beyond five years	1,770,020
Total undiscounted cash flows	2,536,262
Total financing lease liabilities	1,951,867
Difference between undiscounted cash flows and discounted cash flows	$ 584,395
Base station tower [Member]
Operating Lease Liabilities (Details) - Schedule of maturity analysis of operating lease liabilities [Line Items]
Discount rate at commencement	3.1365%
One year	$ 30,959
Two years	30,959
Three years	30,959
Four years	30,959
Five years	30,959
Beyond five years	92,877
Total undiscounted cash flows	247,672
Total financing lease liabilities	282,488
Difference between undiscounted cash flows and discounted cash flows	$ (34,816)
Total undiscounted cash flows [Member]
Operating Lease Liabilities (Details) - Schedule of maturity analysis of operating lease liabilities [Line Items]
Discount rate at commencement
One year	$ 30,959
Two years	797,201
Three years	30,959
Four years	30,959
Five years	30,959
Beyond five years	1,862,897
Total undiscounted cash flows	2,783,934
Total financing lease liabilities	2,234,355
Difference between undiscounted cash flows and discounted cash flows	$ 549,579